May 24, 2021
AMG FUNDS IVAMG Beutel Goodman Core Plus Bond Fund(formerly AMG Managers DoubleLine Core Plus Bond Fund)Supplement dated May 24, 2021 to the Prospectus and Statement of Additional Information,each dated May 24, 2021The following information supplements and supersedes any information to the contrary relating to AMG Beutel Goodman Core Plus Bond Fund (formerly AMG Managers DoubleLine Core Plus Bond Fund) (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.The Fund is currently seeking shareholder approval of the following proposals: (i) to approve a new subadvisory agreement between AMG Funds LLC and Beutel, Goodman & Company Ltd. with respect to the Fund; (ii) to approve the redesignation of the Fund’s fundamental investment objective as non‑fundamental; (iii) to amend certain of the Fund’s fundamental investment restrictions; (iv) to approve an amended and restated distribution plan pursuant to Rule 12b‑1 under the Investment Company Act of 1940, as amended; and (v) to approve a modified “manager‑of‑managers” structure for the Fund (the “Proposals”).The Prospectus is amended as follows unless and until such time as shareholders approve the applicable Proposals: The sections under “Summary of the Funds – AMG Beutel Goodman Core Plus Bond Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 3 shall read as follows:FEES AND EXPENSES OF THE FUNDThe table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) Class NClass IClass Z Management Fee 0.45% 0.45% 0.45% Distribution and Service (12b‑1) Fees 0.25% NoneNone Other Expenses 0.31% 0.31% 0.23% Total Annual Fund Operating Expenses1 1.01% 0.76% 0.68% Fee Waiver and Expense Reimbursements2 (0.07)% (0.07)% (0.07)% Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements1,2 0.94% 0.69% 0.61% 1 Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements have been restated to remove acquired fund fees and expenses to reflect the Fund’s current principal investment strategy. 2 AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b‑1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.61% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.EXPENSE EXAMPLEThis Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2023. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:1 Year3 Years5 Years10 Years Class N $96$309$546$1,225 Class I $70$230$410$931 Class Z $62$205$366$835AMG FUNDS IVAMG Beutel Goodman International Equity Fund(formerly AMG Managers Pictet International Fund)Supplement dated May 24, 2021 to the Prospectus and Statement of Additional Information,each dated May 24, 2021The following information supplements and supersedes any information to the contrary relating to AMG Beutel Goodman International Equity Fund (formerly AMG Managers Pictet International Fund) (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.The Fund is currently seeking shareholder approval of the following proposals: (i) to approve a new subadvisory agreement between AMG Funds LLC and Beutel, Goodman & Company Ltd. with respect to the Fund; (ii) to approve a change in the Fund’s sub‑classification under the Investment Company Act of 1940, as amended (the “1940 Act”), from “diversified” to “non‑diversified”; (iii) to approve the redesignation of the Fund’s fundamental investment objective as non‑fundamental; (iv) to amend the Fund’s fundamental investment restriction with respect to borrowing; (v) to approve an amended and restated distribution plan pursuant to Rule 12b‑1 under the 1940 Act; and (vi) to approve a modified “manager‑of‑managers” structure for the Fund (the “Proposals”).The Prospectus is amended as follows unless and until such time as shareholders approve the applicable Proposals: The sections under “Summary of the Funds – AMG Beutel Goodman International Equity Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 8 shall read as follows:FEES AND EXPENSES OF THE FUNDThe table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) Class NClass IClass Z Management Fee1 0.67% 0.67% 0.67% Distribution and Service (12b‑1) Fees 0.25% NoneNone Other Expenses1 0.43% 0.38% 0.28% Total Annual Fund Operating Expenses 1.35% 1.05% 0.95% Fee Waiver and Expense Reimbursements2 (0.06)% (0.06)% (0.06)% Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements2 1.29% 0.99% 0.89% 1 Expense information has been restated to reflect current fees. 2 AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b‑1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.89% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.EXPENSE EXAMPLEThis Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2023. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:1 Year 3 Years 5 Years 10 Years Class N $131$417$729$1,615 Class I $101$323$569$1,273 Class Z $91$292$515$1,157The last sentence of the fourth paragraph of the section titled “Summary of the Funds – AMG Beutel Goodman International Equity Fund – Principal Investment Strategies” beginning on page 8 is deleted.The section titled “Summary of the Funds – AMG Beutel Goodman International Equity Fund – Principal Risks” beginning on page 9 is revised to reflect that Non‑Diversified Fund Risk is not a principal risk of the Fund.AMG FUNDS IVAMG GW&K Small/Mid Cap Growth Fund(formerly AMG GW&K Small Cap Fund II, which was formerly AMG Managers LMCG Small Cap Growth Fund)Supplement dated May 24, 2021 to the Prospectus and Statement of Additional Information,each dated May 24, 2021The following information supplements and supersedes any information to the contrary relating to AMG GW&K Small/Mid Cap Growth Fund (formerly AMG GW&K Small Cap Fund II, which was formerly AMG Managers LMCG Small Cap Growth Fund) (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.The Fund is currently seeking shareholder approval of the following proposals: (i) to approve a new subadvisory agreement between AMG Funds LLC and GW&K Investment Management, LLC with respect to the Fund; (ii) to approve the redesignation of the Fund’s fundamental investment objective as non‑fundamental; (iii) to amend certain of the Fund’s fundamental investment restrictions; and (iv) to approve a modified “manager‑of‑managers” structure for the Fund (the “Proposals”).The Prospectus is amended as follows unless and until such time as shareholders approve the applicable Proposals:The sections under “Summary of the Funds – AMG GW&K Small/Mid Cap Growth Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 12 shall read as follows:FEES AND EXPENSES OF THE FUNDThe table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)Class NClass I Management Fee 0.90% 0.90% Distribution and Service (12b‑1) Fees 0.19% None Other Expenses1 0.52% 0.52% Total Annual Fund Operating Expenses 1.61% 1.42% Fee Waiver and Expense Reimbursements2 (0.31)% (0.31)% Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements2 1.30% 1.11% 1 Expense information has been restated to reflect current fees. 2 AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b‑1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.03% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.EXPENSE EXAMPLEThis Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2023. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:1 Year3 Years5 Years10 Years Class N $132$454$824$1,864 Class I $113$395$723$1,654AMG FUNDS IVAMG Montrusco Bolton Large Cap Growth Fund(formerly AMG Managers Montag & Caldwell Growth Fund)Supplement dated May 24, 2021 to the Prospectus and Statement of Additional Information,each dated May 24, 2021The following information supplements and supersedes any information to the contrary relating to AMG Montrusco Bolton Large Cap Growth Fund (formerly AMG Managers Montag & Caldwell Growth Fund) (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.The Fund is currently seeking shareholder approval of the following proposals: (i) to approve a new subadvisory agreement between AMG Funds LLC and Montrusco Bolton Investments, Inc. with respect to the Fund; (ii) to approve a change in the Fund’s sub‑classification under the Investment Company Act of 1940, as amended, from “diversified” to “non‑diversified”; (iii) to approve a change to the Fund’s fundamental investment objective; (iv) to approve the redesignation of the Fund’s fundamental investment objective as non‑fundamental; (v) to amend or eliminate certain of the Fund’s fundamental investment restrictions; and (vi) to approve a modified “manager‑of‑managers” structure for the Fund (the “Proposals”).The Prospectus is amended as follows unless and until such time as shareholders approve the applicable Proposals:The section titled “Summary of the Funds – AMG Montrusco Bolton Large Cap Growth Fund – Investment Objective” on page 15 shall read as follows:The Fund seeks long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.The sections under “Summary of the Funds – AMG Montrusco Bolton Large Cap Growth Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 15 shall read as follows:FEES AND EXPENSES OF THE FUNDThe table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)Class NClass I Management Fee 0.70% 0.70% Distribution and Service (12b‑1) Fees 0.17% None Other Expenses 0.29% 0.29% Total Annual Fund Operating Expenses 1.16% 0.99% EXPENSE EXAMPLEThis Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:1 Year3 Years5 Years10 Years Class N $118$368$638$1,409 Class I $101$315$547$1,213The last sentence of the third paragraph of the section titled “Summary of the Funds – AMG Montrusco Bolton Large Cap Growth Fund – Principal Investment Strategies” beginning on page 15 is deleted.The section titled “Summary of the Funds – AMG Montrusco Bolton Large Cap Growth Fund – Principal Risks” on page 16 is revised to reflect that Non‑Diversified Fund Risk is not a principal risk of the Fund.AMG FUNDS IVAMG River Road Mid Cap Value Fund(formerly AMG Managers Fairpointe Mid Cap Fund)Supplement dated May 24, 2021 to the Prospectus and Statement of Additional Information,each dated May 24, 2021The following information supplements and supersedes any information to the contrary relating to AMG River Road Mid Cap Value Fund (formerly AMG Managers Fairpointe Mid Cap Fund) (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.The Fund is currently seeking shareholder approval of the following proposals: (i) to approve a new subadvisory agreement between AMG Funds LLC and River Road Asset Management, LLC with respect to the Fund; (ii) to approve a change to the Fund’s fundamental investment objective; (iii) to approve the redesignation of the Fund’s fundamental investment objective as non-fundamental; (iv) to amend or eliminate certain of the Fund’s fundamental investment restrictions; and (v) to approve a modified “manager-of-managers” structure for the Fund (the “Proposals”).The Prospectus is amended as follows unless and until such time as shareholders approve the applicable Proposals:The section titled “Summary of the Funds – AMG River Road Mid Cap Value Fund – Investment Objective” on page 19 shall read as follows:The Fund seeks long-term total return through capital appreciation by investing primarily in common and preferred stocks and convertible securities.The sections under “Summary of the Funds – AMG River Road Mid Cap Value Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 19 shall read as follows:FEES AND EXPENSES OF THE FUNDThe table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)Class NClass IClass Z Management Fee 0.63% 0.63% 0.63% Distribution and Service (12b-1) Fees 0.24% NoneNone Other Expenses 0.29% 0.29% 0.21% Acquired Fund Fees and Expenses 0.01% 0.01% 0.01% Total Annual Fund Operating Expenses1 1.17% 0.93% 0.85% Fee Waiver and Expense Reimbursements2 (0.02)% (0.02)% (0.02)% Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements1,2 1.15% 0.91% 0.83% 1 The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund. 2 AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.82% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.EXPENSE EXAMPLEThis Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2023. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:1 Year3 Years5 Years10 Years Class N $117$368$640$1,417 Class I $93$293$511$1,140 Class Z $85$268$468$1,046